Document and Entity Information	9 Months Ended
Mar. 31, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	MESOBLAST LTD
Entity Central Index Key	0001345099
Current Fiscal Year End Date	--06-30
Entity Address, Address Line One	Level 38
Entity Address, Address Line Two	55 Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Postal Zip Code	3000
Entity Address, Country	AU
Entity File Number	001-37626